Finance Cost - Net - Summary of Net Finance (Cost) Income (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Finance Income Expense [Abstract]
Interest income from cash equivalents	$ 1,086,019	$ 1,094,923	$ 677,542
Interest on recovered taxes	2,997	43,655	45,489
Gain on derivative financial instruments			6,765
Gain in interest hedge	170,426	253,991	64,942
Other	29,829	10,395	41,251
Total finance income	1,289,271	1,402,964	835,989
Interest cost from bank loans	(786,038)	(679,027)	(210,335)
Interest cost from hedges			(54,633)
Loss in market value			(4,069)
Other financing costs	(85,413)	(70,478)	(73,231)
Interest cost for debt securities	(3,232,972)	(2,689,771)	(2,113,650)
Total finance cost	(4,104,423)	(3,439,276)	(2,455,918)
Exchange gain	1,636,929	2,077,806	1,229,799
Exchange loss	(1,756,680)	(2,418,517)	(1,148,379)
Exchange gain (loss) - Net	(119,751)	(340,711)	81,420
Finance cost - Net	$ (2,934,903)	$ (2,377,023)	$ (1,538,509)